Income Taxes - Reconciliation of Income Tax Benefit to Amount Determined by Applying U.S. Federal Statutory Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amount
Federal tax benefit at statutory rate	$ (12,150)	$ (15,718)
State tax — net of federal benefit	(479)	(1,160)
Permanent items and other	331	31,851
Prior period transfer pricing adjustments	3,502	0
Foreign rate differential	8,190	2,594
Other	536	0
Change in valuation allowance	244	(17,567)
Current income tax expense	$ 174	$ 0
Percent
Federal tax benefit at statutory rate	34.00%	34.00%
State tax — net of federal benefit	1.30%	2.50%
Permanent items and other	(0.90%)	(68.90%)
Prior period transfer pricing adjustments	(9.80%)	0.00%
Foreign rate differential	(22.90%)	(5.60%)
Other	(1.50%)	0.00%
Change in valuation allowance	(0.70%)	38.00%
Total tax benefit (expense)	(0.50%)	0.00%